Summary of Significant Accounting Policies - Additional Information (Details) - TOI Parent Inc.	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2021 segment	Sep. 19, 2018 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Number of operating segments | segment		3		3
Healthcare services term of contract under capitation revenues		1 year		1 month
Impairment adjustments recorded for long- lived assets	$ 0		$ 0	$ 0	$ 0
Goodwill impairment charge	$ 0			$ 0	$ 0